Property and Equipment, Net (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Depreciation	$ 93,000	$ 58,000	$ 152,000	$ 116,000	$ 233,000	$ 206,000
Research and Development Expense [Member]
Depreciation	64,000	29,000	94,000	58,000	120,000	76,000
General and Administrative Expense [Member]
Depreciation	$ 29,000	$ 29,000	$ 58,000	$ 58,000	$ 113,000	$ 130,000